SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Weighted-average grant date fair value of options granted	$ 39.69	$ 55.5	$ 33.82
Total intrinsic value of the options exercised	$ 30,031	$ 20,742	$ 18,790